EQUITY ACCOUNTED INVESTMENTS - Change in Equity Accounted Investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Interests In Other Entities [Abstract]
Balance at beginning of year	$ 251	$ 70
Acquisitions through business combinations	0	184
Dispositions	(17)	0
Share of net income	4	13
Distributions received	(23)	(16)
Foreign currency translation	7	0
Balance at end of period	$ 222	$ 251